Right-of-Use Assets and Lease Liabilities - Schedule of Supplemental Balance Sheets Related to Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Operating lease ROU assets
Cost	$ 1,099,393	$ 1,828,231
Less: accumulated amortization	(375,274)	(1,117,689)
ROU assets, net	724,119	710,542
Operating lease liabilities Current portion	366,660	474,739
Non-current portion	355,557	257,841
Total, operating lease	$ 722,217	$ 732,580
Weighted average remaining lease term (years), operating lease	2 years 1 month 6 days	1 year 7 months 17 days
Weighted average discount rate (representing the incremental borrowing rates), operating lease	2.96%	3.38%
Current finance lease obligation		$ 13,641
Non-current portion finance lease obligation		100,192
Total, finance lease		$ 113,833
Weighted average remaining lease term (years), finance lease		2 years 2 months 1 day
Weighted average discount rate (representing the effective explicit interest rate stipulated in the finance lease contract), finance lease		7.24%